UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Highfields Capital Management LP
Address    John Hancock Tower
           200 Clarendon Street, 59th Floor
           Boston, MA 02116

Form 13F File Number:    028-03499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joseph F. Mazzella
Title   General Counsel
Phone   (617) 850-7500

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella       Boston, Massachusetts       August 14, 2009
----------------------       ---------------------       ---------------
[Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2
Form 13F Information Table Entry Total:      69
Form 13F Information Table Value Total:      5,193,443   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----
1    028-04629             Jonathon S. Jacobson
2    028-04627             Richard L. Grubman

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4         COL 5       COL 6     COL 7                COL 8
                                                              US $   SHARES
                                                             VALUE       OR SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT SOFTWARE INC            COM              007974108      459    13985 SH       OTHER   01/02           13985 0        0
AETNA INC                      COM              00817Y108    88658  3539228 SH       OTHER   01/02         3539228 0        0
ALTERNATIVE ASSET MGMT ACQU    COM              02149U101     7328   750000 SH       OTHER   01/02          750000 0        0
AMERICAN EXPRESS CO            COM              025816109   192936  8301881 SH       OTHER   01/02         8301881 0        0
BANK OF AMERICA CORPORATION    COM              060505104   188815 14304200 SH       OTHER   01/02        14304200 0        0
BLACKROCK INC                  COM              09247X101   374296  2133713 SH       OTHER   01/02         2133713 0        0
BURLINGTON NORTHN SANTA FE     COM              12189T104    36770   500000 SH       OTHER   01/02          500000 0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    65239  3361085 SH       OTHER   01/02         3361085 0        0
CAPITAL ONE FINL CORP          COM              14040H105    18096   827035 SH       OTHER   01/02          827035 0        0
CAPITALSOURCE INC              DBCV 3.500% 7/1  14055XAD4     5408  7550000 PRN      OTHER   01/02         7550000 0        0
CAPITALSOURCE INC              DBCV 4.000% 7/1  14055XAE2      665   848000 PRN      OTHER   01/02          848000 0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    38209 53814800 PRN      OTHER   01/02        53814800 0        0
CARNIVAL CORP                  PAIRED CTF       143658300    13014   505000 SH       OTHER   01/02          505000 0        0
CERNER CORP                    COM              156782104    18687   300000 SH  PUT  OTHER   01/02          300000 0        0
CERNER CORP                    COM              156782104    18687   300000 SH  CALL OTHER   01/02          300000 0        0
COMCAST CORP                   CL A SPL         20030N200   197400 14000026 SH       OTHER   01/02        14000026 0        0
COMCAST CORP                   CL A             20030N101    13016   898264 SH       OTHER   01/02          898264 0        0
CVS CAREMARK CORPORATION       COM              126650100    29683   931368 SH       OTHER   01/02          931368 0        0
DEVRY INC                      COM              251893103     3263    65198 SH       OTHER   01/02           65198 0        0
DILLARDS INC                   CL A             254067101    18400  2000000 SH       OTHER   01/02         2000000 0        0
DIRECTV GROUP INC              COM              25459L106   109275  4422301 SH       OTHER   01/02         4422301 0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    74890  3534214 SH       OTHER   01/02         3534214 0        0
ECLIPSYS CORP                  COM              278856109    17780  1000000 SH       OTHER   01/02         1000000 0        0
EMBARQ CORP                    COM              29078E105     6651   158131 SH       OTHER   01/02          158131 0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    79472  3981569 SH       OTHER   01/02         3981569 0        0
FIFTH THIRD BANCORP            COM              316773100    57226  8060000 SH       OTHER   01/02         8060000 0        0
FIRST AMERN CORP CALIF         CORP             318522307   227694  8787879 SH       OTHER   01/02         8787879 0        0
FISERV INC                     COM              337738108    27192   595000 SH       OTHER   01/02          595000 0        0
GLOBAL CONSUMER ACQST CORP     COM              378983100    28497  2950000 SH       OTHER   01/02         2950000 0        0
HEALTHSOUTH CORP               COM NEW          421924309     3165   219214 SH       OTHER   01/02          219214 0        0
HILLTOP HOLDINGS INC           COM              432748101    31847  2683000 SH       OTHER   01/02         2683000 0        0
ISHARES TR                     RUSL 2000 GROW   464287648    56690  1000000 SH       OTHER   01/02         1000000 0        0
ISHARES TR                     S&P SMLCP VALU   464287879    47130  1000000 SH       OTHER   01/02         1000000 0        0
JPMORGAN CHASE & CO            COM              46625H100   250231  7336000 SH       OTHER   01/02         7336000 0        0
KNOLOGY INC                    COM              499183804     9053  1049039 SH       OTHER   01/02         1049039 0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    53400  2000000 SH       OTHER   01/02         2000000 0        0
MASTERCARD INC                 CL A             57636Q104    92255   551403 SH       OTHER   01/02          551403 0        0
MCCLATCHY CO                   CL A             579489105      405   809303 SH       OTHER   01/02          809303 0        0
MCKESSON CORP                  COM              58155Q103   109963  2499157 SH       OTHER   01/02         2499157 0        0
MERRIMAN CURHAN FORD GROUP     COM              590418109      516  1146461 SH       OTHER   01/02         1146461 0        0
MGM MIRAGE                     COM              552953101     9585  1500000 SH       OTHER   01/02         1500000 0        0
MOTOROLA INC                   COM              620076109   414703 62549547 SH       OTHER   01/02        62549547 0        0
MOTOROLA INC                   COM              620076109    12114  1827200 SH  CALL OTHER   01/02         1827200 0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    13090  1469125 SH       OTHER   01/02         1469125 0        0
PACTIV CORP                    COM              695257105    12098   557531 SH       OTHER   01/02          557531 0        0
PEOPLES UNITED FINANCIAL INC   COM              712704105     3459   230001 SH       OTHER   01/02          230001 0        0
PEPSICO INC                    COM              713448108   167628  3050000 SH       OTHER   01/02         3050000 0        0
PNC FINL SVCS GROUP INC        COM              693475105    11189   288301 SH       OTHER   01/02          288301 0        0
PROCTOR & GAMBLE CO            COM              742718109    25550   500000 SH       OTHER   01/02          500000 0        0
QUALCOMM INC                   COM              747525103   103240  2284075 SH       OTHER   01/02         2284075 0        0
SAPPHIRE INDUSTRIALS CORP      COM              80306T109    19540  2000000 SH       OTHER   01/02         2000000 0        0
SLM CORP                       COM              78442P106   408214 39748232 SH       OTHER   01/02        39748232 0        0
SMITHFIELD FOODS INC           COM              832248108    26658  1908200 SH       OTHER   01/02         1908200 0        0
SP ACQUISITION HOLDINGS INC    COM              78470A104     4840   500000 SH       OTHER   01/02          500000 0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   215387  2362220 SH       OTHER   01/02         2362220 0        0
TIFFANY & CO                   COM              886547108    65921  2599400 SH       OTHER   01/02         2599400 0        0
TIME WARNER CABLE INC          COM              88732J207    45188  1426825 SH       OTHER   01/02         1426825 0        0
TRANSALTA CORP                 COM              89346D107    50234  2620000 SH       OTHER   01/02         2620000 0        0
UNION PAC CORP                 COM              907818108    37744   725000 SH       OTHER   01/02          725000 0        0
UNITED RENTALS INC             COM              911363109     1823   280873 SH       OTHER   01/02          280873 0        0
UNITEDHEALTH GROUP INC         COM              91324P102   149880  6000000 SH       OTHER   01/02         6000000 0        0
VISA INC                       COM CL A         92826C839    17620   283000 SH       OTHER   01/02          283000 0        0
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3    28438 32500000 PRN      OTHER   01/02        32500000 0        0
VORNADO RLTY TR                DBCV 3.625%11/1  929043AE7     4550  5000000 PRN      OTHER   01/02         5000000 0        0
WALGREEN CO                    COM              931422109   347123 11806910 SH       OTHER   01/02        11806910 0        0
WELLS FARGO & CO               PERP PFD CNV A   949746804     1304     2000 SH       OTHER   01/02            2000 0        0
WENDYS ARBYS GROUP INC         COM              950587105    14170  3542547 SH       OTHER   01/02         3542547 0        0
WILLIAMS COS INC               COM              969457100   218253 13981608 SH       OTHER   01/02        13981608 0        0
WYETH                          COM              983024100   151539  3338600 SH       OTHER   01/02         3338600 0        0